Non-Controlling Interests - Summarized Statement of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ 54,914	$ (16,648)
Net cash used in investing activities	17,763	(24,817)
Net cash used in financing activities	(49,359)	(43,080)
Change in cash and cash equivalents	23,318	(84,545)
Nova [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	17,129	11,721
Net cash used in investing activities	(16,211)	(2,330)
Net cash used in financing activities	(7,971)	(611)
Change in cash and cash equivalents	$ (7,053)	$ 8,780